Average Annual Total Returns - Simplify Bitcoin Strategy PLUS Income ETF		12 Months Ended	27 Months Ended
	Nov. 01, 2025	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		90.53%	85.63%
Performance Inception Date	Sep. 29, 2022
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		67.05%	65.39%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		51.64%	58.13%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.16%	23.23%
Nasdaq Bitcoin Reference Price Index (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		78.20%	85.92%